Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2017
Asset retirement obligations
Schedule of changes in the provision of asset retirement obligations and long-term interest rates

	December 31, 2017	December 31, 2016
Balance at beginning of the year	2,519	2,474

Interest expense	70	115
Settlements	(60)	(77)
Revisions on cash flows estimates	620	230
Translation adjustment	96	134
Effect of discontinued operations
Transfer to net assets held for sale	(77)	(357)

Balance at end of the year	3,168	2,519

Current	87	47
Non-current	3,081	2,472

	3,168	2,519

Long-term interest rates (per annum)
Brazil	5.34%	5.73%
Canada	0.57%	0.55%
Other regions	0.72% - 6.13%	1.07% - 8.02%